Quarterly Financial Data (Unaudited) - Summary of Quarterly Results of Operations (Details) - USD ($) $ in Millions	3 Months Ended								6 Months Ended		12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Service revenues	$ 349.5	$ 361.3	$ 355.2	$ 330.4	$ 353.7	$ 368.1	$ 359.9	$ 321.3	$ 692.0	$ 685.5	$ 1,396.4	$ 1,403.0	$ 1,319.1
Operating income	24.9	32.5	13.7	24.0	19.3	25.8	16.0	8.3	49.1	37.7	95.1	69.4	22.1
Consolidated net (loss) income	$ (8.8)	$ (5.5)	$ (8.5)	$ (10.8)	24.1	$ (6.5)	$ (15.4)	$ (19.3)
Loss on commodity future contracts					27.3				$ (7.0)	$ (10.9)	(11.1)	27.3	0.0
Valuation allowance release related to a legal entity restructuring project					$ 51.4						$ 0.9	$ 51.4	$ 0.0